Information by segment and main country - Information on income statements (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Information by segment and main country [Line Items]
Total sales	€ 17,834	€ 18,021	€ 18,169
Sales including intercompany	17,834	18,021	18,169
Depreciation and amortisation	(1,125)	(1,390)	(1,261)
Adjusted EBITA	2,195	2,077	1,921
Inter-segment eliminations
Information by segment and main country [Line Items]
Sales including intercompany	(720)	(726)	(346)
Diagnosis & Treatment
Information by segment and main country [Line Items]
Total sales	8,531	8,790	8,825
Adjusted EBITA	998	1,018	1,028
Diagnosis & Treatment | Operating segments
Information by segment and main country [Line Items]
Total sales	8,531	8,790	8,825
Sales including intercompany	8,986	9,269	9,269
Depreciation and amortisation	(265)	(464)	(306)
Adjusted EBITA	998	1,018	1,028
Connected Care
Information by segment and main country [Line Items]
Total sales	5,076	5,134	5,138
Adjusted EBITA	544	494	369
Connected Care | Operating segments
Information by segment and main country [Line Items]
Total sales	5,076	5,134	5,138
Sales including intercompany	5,100	5,163	5,149
Depreciation and amortisation	(404)	(403)	(445)
Adjusted EBITA	544	494	369
Personal Health
Information by segment and main country [Line Items]
Total sales	3,673	3,486	3,602
Adjusted EBITA	662	584	597
Personal Health | Operating segments
Information by segment and main country [Line Items]
Total sales	3,673	3,486	3,602
Sales including intercompany	3,765	3,566	3,685
Depreciation and amortisation	(112)	(117)	(115)
Adjusted EBITA	662	584	597
Other
Information by segment and main country [Line Items]
Total sales	554	611	604
Adjusted EBITA	(9)	(18)	(73)
Other | Operating segments
Information by segment and main country [Line Items]
Total sales	554	611	604
Sales including intercompany	703	750	413
Depreciation and amortisation	(344)	(406)	(394)
Adjusted EBITA	€ (9)	€ (18)	€ (73)